Notes To The Consolidated Statements Of Cash Flows - Summary Of Liabilities Arising From Financing Activities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 348,512,742	$ 434,531,938	$ 321,999,549
Cash flow from financing activities	151,263,786	(99,235,169)	84,826,434
Interest expenses	12,825,923	21,510,079	27,705,955
Exchange alignment	1,991,106	(528,958)
Fair value gain recognized in profit or loss		(7,765,148)
Ending balance	514,593,557	348,512,742	434,531,938
Margin Loans Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		317,722,438	321,999,549
Cash flow from financing activities		(330,197,734)	(31,983,066)
Interest expenses		12,475,296	27,705,955
Ending balance			317,722,438
Convertible Bond [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	103,278,429	95,995,690
Cash flow from financing activities			95,995,690
Interest expenses	8,085,419	7,717,348
Exchange alignment	606,536	(434,609)
Ending balance	111,970,384	103,278,429	95,995,690
Derivative Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,954,313	20,813,810
Cash flow from financing activities			20,813,810
Exchange alignment	798,360	(94,349)
Fair value gain recognized in profit or loss		(7,765,148)
Ending balance	13,752,673	12,954,313	$ 20,813,810
Bank Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	232,280,000
Cash flow from financing activities	151,263,786	230,962,565
Interest expenses	4,740,504	1,317,435
Exchange alignment	586,210
Ending balance	$ 388,870,500	$ 232,280,000